Total
Schwab Ariel ESG ETF
Schwab® Ariel ESG ETF
Investment Objective
The fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Schwab Ariel ESG ETF Schwab Ariel ESG ETF USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Schwab Ariel ESG ETF Schwab Ariel ESG ETF
Management fees	0.59%
Other expenses	none
Total annual fund operating expenses	0.59%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expenses on a $10,000 Investment
Expense Example	1 Year	3 Years	5 Years	10 Years
Schwab Ariel ESG ETF | Schwab Ariel ESG ETF | USD ($)	60	189	329	738

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies
The fund invests primarily in exchange-traded equity securities of U.S. companies that have been evaluated based on certain environmental, social and governance (ESG) criteria. The fund typically invests in exchange-traded securities of small- and mid-capitalization companies which are companies with capitalizations within the range of the Russell 2500™ Index, as measured at the time of purchase; however, the fund may invest in exchange-traded securities of companies outside the stated range.
In selecting securities, the fund’s subadviser seeks to invest in companies that it believes exhibit attributes that will result in capital appreciation including: high barriers to entry, enduring competitive advantage, predictable fundamentals that allow for the potential for double-digit earnings growth (at time of initial purchase), skilled management teams, and solid financials. In addition, the fund’s subadviser generally seeks to invest in companies that are trading at a low valuation relative to potential earnings and/or a low valuation relative to intrinsic value.
Additionally, the fund’s subadviser integrates ESG considerations into its investment process. As part of this process, the subadviser leverages its proprietary ESG research to derive a proprietary ESG‐risk rating for each holding, or prospective holding, which is based on the company’s Environmental (such as, physical impacts of climate change, energy management, and waste and hazardous materials management), Social (such as, diversity and inclusion, employee engagement, and human rights and community relations), and/or Governance (such as, business ethics, critical incident risk management, and business model resilience) impact, policies and practices. In addition, the subadviser employs a negative screening process with regard to security selection, which seeks to exclude from the fund’s portfolio companies whose primary (greater than 50%) source of revenue is derived from (1) the production or sale of tobacco products; (2) the exploration for or the extraction of fossil fuels, including coal, oil, and natural gas; (3) the operation of private prisons or jails; and (4) the manufacture of firearms, personal weapons, small arms or controversial military weapons, such as weapons of mass destruction, nuclear weapons, land mines, and cluster munitions.
Depending on market conditions, the investment adviser may manage a portion of the fund’s assets. If the investment adviser manages a portion of the fund’s assets it may or may not utilize the subadviser’s ESG-risk rating.
In addition, during unusual economic or market conditions or for liquidity purposes, the fund may take temporary defensive positions, whether managed by the investment adviser or subadviser, that are inconsistent with the fund’s principal investment strategy. When the fund engages in such activities, it may not achieve its investment objective.
The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.
The fund is an actively managed, non-transparent exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. In lieu of publishing its portfolio contents (Actual Portfolio) daily, the fund publishes a proxy portfolio (Proxy Portfolio) each day on its website. The fund’s Proxy Portfolio is designed to closely track the daily performance of the fund but is not the fund’s
Actual Portfolio. The fund will also publish certain related information about the Proxy Portfolio and the Actual Portfolio on its website daily. There is no minimum overlap required between the Actual Portfolio and the Proxy Portfolio.

Principal Risks
Performance
The bar chart below shows the fund’s investment results for the prior calendar year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/schwabetfs_prospectus.

Annual Total Returns (%) as of 12/31

Best Quarter: 11.31% Q4 2022 Worst Quarter: (15.89%) Q2 2022 Year-to-date performance (before taxes) as of 6/30/23: 12.28%
Average Annual Total Returns as of 12/31/22
Average Annual Returns - Schwab Ariel ESG ETF	Label	1 Year	Since Inception	Inception Date
Schwab Ariel ESG ETF	Before taxes	(18.01%)	(17.80%)	Nov. 16, 2021
After Taxes on Distributions | Schwab Ariel ESG ETF	After taxes on distributions	(18.13%)	(17.93%)	Nov. 16, 2021
After Taxes on Distributions and Sale of Fund Shares | Schwab Ariel ESG ETF	After taxes on distributions and sale of shares	(10.58%)	(13.53%)	Nov. 16, 2021
Russell 2500™ Index	Russell 2500™ Index	(18.37%)	(19.74%)	Nov. 16, 2021

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.